CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY - USD ($) $ in Thousands	Total	Class A Ordinary Shares	Senior Management	Ordinary shares	Ordinary shares Class A Ordinary Shares	Ordinary shares Class B Ordinary Shares	Ordinary shares Senior Management	Ordinary shares Other Consultants Class A Ordinary Shares	Additional Paid-in Capital	Additional Paid-in Capital Senior Management	Cumulative Translation Adjustments	Accumulated Losses
Beginning Balance at Dec. 31, 2018	$ 16,599			$ 11					$ 121,189		$ 674	$ (105,275)
Beginning balance, shares at Dec. 31, 2018				228,749,678
Foreign currency translation adjustment	32										32
Net income (loss) for the year	5,207											5,207
Conversion of Series A Preferred Shares upon IPO, shares		29,000,000
Issuance of shares upon vesting of Restricted Shares			$ 169							$ 169
Issuance of shares upon vesting of Restricted Shares, shares							3,702,222
Accretion of Series A Preferred Shares	(2,540)								(2,540)
Ending Balances at Dec. 31, 2019	19,467			$ 11					118,818		706	(100,068)
Ending balance, shares at Dec. 31, 2019				232,451,900
Foreign currency translation adjustment	(1,135)										(1,135)
Net income (loss) for the year	(63,415)											(63,415)
Share-based compensation	50,607								50,607
Redesignation of ordinary shares into Class A ordinary shares				$ (5)	$ 5
Redesignation of ordinary shares into Class A ordinary shares, shares				(110,378,920)	110,378,920
Redesignation of ordinary shares into Class B ordinary shares				$ (6)		$ 6
Redesignation of ordinary shares into Class A ordinary shares, shares				(122,072,980)		122,072,980
Issuance of ordinary shares upon Initial Public Offering (“IPO”)	27,605				$ 1				27,604
Issuance of ordinary shares upon Initial Public Offering (IPO), shares					20,100,000
Conversion of Series A Preferred Shares upon IPO	24,270				$ 2				24,268
Conversion of Series A Preferred Shares upon IPO, shares					29,000,000
Shares issued upon exercise of employee share options	288								288
Shares issued upon exercise of employee share options, shares					576,720
Accretion of Series A Preferred Shares	(1,293)								(1,293)
Ending Balances at Dec. 31, 2020	56,394				$ 8	$ 6			220,292		(429)	(163,483)
Ending balance, shares at Dec. 31, 2020					160,055,640	122,072,980
Foreign currency translation adjustment	(17)										(17)
Net income (loss) for the year	(46,041)											(46,041)
Share-based compensation	8,757								8,757
Shares issued upon exercise of employee share options	999								999
Shares issued upon exercise of employee share options, shares					1,919,760
Issuance of shares upon vesting of Restricted Shares, shares								3,000,000
Ending Balances at Dec. 31, 2021	$ 20,092				$ 8	$ 6			$ 230,048		$ (446)	$ (209,524)
Ending balance, shares at Dec. 31, 2021					164,975,400	122,072,980